Investments and Fair Value Measurements (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments and Fair Value Measurements (Textual)
Cash and cash equivalents, amortization premium paid	$ 1,099
Short-term investments, amortization premium paid		$ 8,733
Incremental discount rate premium due to lack of marketability		10.00%